Significant Events and Transactions in the Period - Schedule of Fair Value of the Options (Details)	6 Months Ended
Jun. 30, 2025 $ / shares
Schedule of Fair Value of the Options [Abstract]
The Company share price (in Dollars per share)	$ 3.75
Exercise price (in Dollars per share)	$ 3.97 [1]
Expected volatility in the Company’s share price	40.48%
Expected life of the warrants (in years)	5
Risk-free interest	4.00%

[1]	In August 2025, subsequent the balance sheet date, The Company’s revised the exercise price for the granted options to 1.8 USD.